Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0000741375
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 20, 2011
Corporate Bond Portfolio (Prospectus Summary) | Corporate Bond Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPFDX
Corporate Bond Portfolio (Prospectus Summary) | Corporate Bond Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGAX
Corporate Bond Portfolio (Prospectus Summary) | Corporate Bond Portfolio | Class H
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSGHX
Corporate Bond Portfolio (Prospectus Summary) | Corporate Bond Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGILX